Investment Strategy - 13D Activist Fund	Jan. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

13D Management LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing primarily in common stocks of U.S. companies of any market capitalization that are the target of shareholder activism. The Adviser defines an activist as an investor who holds or takes a long position in a company’s shares and either (A) has a history of activist investing and/or (B) has publicly disclosed a catalyst for change such as seeking board seats, improving operations and/or corporate governance practices, spinning-off an operating division or selling a significant amount of company assets (such an investor being referred to herein as an “activist”). The Adviser reviews all material activist situations and makes investment decisions based on its knowledge of the activist investor involved, the industry, the shareholder base, the activist’s strategy and the Adviser’s determination of the chance of success and potential impact on share price. While the Adviser does select companies with good corporate governance, it believes there is more of a social and economic benefit in identifying poor corporate governance companies and supporting a transition to good corporate governance. Implementing best corporate governance practices can range from completely changing corporate culture to replacing entrenched, conflicted and self-dealing management teams

The Adviser uses the following selection guidelines to create and manage the Fund’s investment portfolio:

Selecting Investment Universe:	Identify companies where an activist investor is involved.

Weighting Investments:	Different weights will be given to each investment depending on the (i) type of activist intent stated, (ii) the activist involved, (iii) the industry involved, and (iv) the Adviser’s determination as to the chance of activist success.

Exiting Investments:	Exiting an investment is an integral part of the investment strategy. The Adviser will exit a position when the activist indicates that it is exiting the investment, the activist becomes a passive investor, or in the Adviser’s opinion, the activist catalyst has changed or weakened.

While these guidelines will define the trading horizon, this horizon may change based on other events. For example, an early exit may be warranted after the activist has attained most of its goals, there has been a sufficient return on the investment, and there are other activist opportunities that the Adviser believes offer a better return. The Fund is non-diversified, which means that it may invest in fewer issuers than a diversified fund. The Adviser may engage in frequent buying and selling of securities in managing the Fund’s portfolio.